JPMORGAN TRUST IV
277 PARK AVENUE
NEW YORK, NEW YORK 10172
May 27, 2022
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust IV (the “Trust”), on behalf of
the JPMorgan Preferred and Income Securities Fund (the “Fund”)
File Nos. 333-208312 and 811-23117
Ladies and Gentlemen:
We hereby submit for filing Post-Effective Amendment No. 131 under the Securities Act of 1933 (Amendment No. 132 under the Investment Company Act of 1940) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).
We are filing the Amendment pursuant to Rule 485(a) under the Securities Act to register new Class C Shares for the Fund.
Please contact the undersigned at (614) 213-4042 if you have any questions.
Very truly yours,
/s/ Jessica Ditullio
Jessica Ditullio
Assistant Secretary